Note 18 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 2,772,415	$ 2,407,410
Operating earnings	169,412	(174,419)
Total assets	2,196,540	1,955,469
Income taxes	49,031	31,562
Interest	22,305	29,772
Increases in finance lease obligations	3,898	9,928
Franchisor Operations [Member]
Operating earnings	38,340	33,999
Depreciation and amortization	8,569	6,959
Total assets	155,319	140,439
Franchisor Operations [Member] | Franchisor [Member]
Revenues	136,746	148,607
Franchisor Operations [Member] | Franchise [Member]
Revenues	$ 4,294	$ 4,956